INCOME TAXES (Schedule Of Corporate Income Tax Rate By Jurisdiction) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	26.50%	25.00%		25.00%	24.00%
Israel [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	26.50%	25.00%		25.00%	24.00%
Australia [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		30.00%
Canada [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		15.00%	[1]
Germany [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		28.00%
Hong Kong [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		16.50%
Japan [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		39.60%
Spain [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		30.00%
Unites States [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		35.00%	[1]

[1]	Federal.